Income Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Taxes
23.	Income Taxes

(a)	Details of income tax expense (benefit) for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Current tax expense
Current year	~~W~~	512,123	167,394	193,691
Adjustment for prior years		—	82,225	(35,787)

	~~W~~	512,123	249,619	157,904

Deferred tax expense (benefit)
Origination and reversal of temporary differences	~~W~~	(104,835)	(226,360)	(963,385)
Change in unrecognized deferred tax assets		(11,708)	64,818	333,317

	~~W~~	(116,543)	(161,542)	(630,068)

Income tax expense (benefit)	~~W~~	395,580	88,077	(472,164)

(b)	Income taxes recognized directly in other comprehensive income or loss for the years ended December 31, 2017, 2018, and 2019 are as follows:

(In millions of won)
	2017
	Before tax		Tax benefit	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	(16,260)	9,259	(7,001)
Foreign currency translation differences for foreign operations		(231,738)	—	(231,738)
Change in equity of equity method investee		1,346	—	1,346

	~~W~~	(246,652)	9,259	(237,393)

(In millions of won)
	2018
	Before tax		Tax expense	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	5,690	(1,169)	4,521
Foreign currency translation differences for foreign operations		(19,987)	—	(19,987)
Change in equity of equity method investee		57	—	57

	~~W~~	(14,240)	(1,169)	(15,409)

(In millions of won)
	2019
	Before tax		Tax expense	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	128,640	(35,235)	93,405
Foreign currency translation differences for foreign operations		106,690	—	106,690
Change in equity of equity method investee		4,163	—	4,163

	~~W~~	239,493	(35,235)	204,258

(c)	Reconciliation of the actual effective tax rate for the years ended December 31, 2017, 2018, and 2019 is as follows:

(In millions of won)
	2017			2018		2019
Profit (loss) before income taxes	 ~~W~~ 		2,332,632		(91,366)		(3,344,242)

Income tax expense ( benefit ) using each country’s tax rate		28.54%	665,733	(33.60%)	30,695	23.94%	(800,660)
Non-deductible expenses		2.72%	63,416	(40.07%)	36,608	(0.95%)	31,649
Tax credits		(10.64%)	(248,191)	117.27%	(107,146)	1.47%	(49,269)
Change in unrecognized deferred tax assets		(0.50%)	(11,708)	(70.94%)	64,818	(9.97%)	333,318
Adjustment for prior years(*1)		—	—	(90.00%)	82,225	1.07%	(35,787)
Effect on change in tax rate		(3.10%)	(72,376)	15.68%	(14,326)	(0.40%)	13,353
Others		(0.06%)	(1,294)	5.25%	(4,797)	(1.05%)	35,232

Actual income tax expense (benefit)	 ~~W~~ 		395,580		88,077		(472,164)

Actual effective tax rate			16.96%		(*2)		(*2)

(*1)	Consist of changes in tax credits in amended tax returns and expected amount of income tax adjustment in relation to the transfer price investigation and others
(*2)	Actual effective tax rate are not calculated due to loss before income tax for 2018 and 2019.

(d)	Tax uncertainties
In June 2019, LG Display Guangzhou Co., Ltd, LG Display Yantai Co., Ltd. and LG Display Nanjing Co., Ltd., subsidiaries of the Controlling Company, were imposed of additional taxes amounting to

~~W~~

127.1 billion, in aggregate, by the Chinese tax authorities in connection with the transfer price investigation initiated in 2015.
OECD Guidelines, the Korea-China tax treaty, and the domestic tax laws of both countries stipulate mutual agreements to resolve double taxation. In July 2019, the Controlling Company registered an application form to initiate a mutual agreement on the estimated amount of

~~W~~

109.2 billion corporate tax adjustment from the Korea National Tax Service. The application was officially registered as a mutual agreement and the two tax authorities held their first meeting in November 2019 and further consultation will be conducted in 2020.
Meanwhile, the Controlling Company expects that the mutual agreement between tax authorities will be processed and be resolved within a reasonable period and the Controlling Company recognized the estimated income tax refund as current tax asset as of December 31, 2019.